Emergence from Chapter 11	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Emergence from Chapter 11
21.	Emergence from Chapter 11

On January 12, 2009, the petition date, Tronox Incorporated and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration.

On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”). Material conditions to the Plan were resolved during the period from the Confirmation Date until January 26, 2011, and subsequently, on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated.

On June 13, 2013, the Bankruptcy Court entered a Final Decree and ordered that the bankruptcy cases, other than the adversary proceedings with Anadarko Petroleum Corporation (“Anadarko”), are closed. In May 2009, the Company commenced an adversary proceeding in the Bankruptcy Court against Kerr-McGee and its new parent, Anadarko, related to the 2005 Spin-Off of Tronox (Tronox Inc. v. Anadarko Petroleum Corp. (In re Tronox Inc.), 09-1198, U.S. Bankruptcy Court, Southern District New York (Manhattan)) (the “Anadarko Litigation”). Pursuant the Plan, the Company assigned the rights to any proceeds that may be recovered in the Anadarko Litigation to its creditors.

23. Emergence from Chapter 11

On January 12, 2009 (the “Petition Date”), Tronox Incorporated and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration.

On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”). Under Chapter 11 of the Bankruptcy Code, a debtor may reorganize its business for the benefit of its stakeholders with the consummation of a plan of reorganization being the principal objective. Among other things (subject to certain limited exceptions and except as otherwise provided in the Plan or the Confirmation Order), the Confirmation Order discharged the Debtors from any debt arising before the Petition Date, terminated all of the rights and interests of pre-bankruptcy equity security holders and substituted the obligations set forth in the Plan and new shares for those prebankruptcy claims. Under the Plan, claims and equity interests were divided into classes according to their relative priority and other criteria.

Material conditions to the Plan were resolved during the period from the Confirmation Date until January 26, 2011, and subsequently on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated.

The Plan was designed to accomplish, and was premised on, a resolution of the Debtor’s legacy environmental (the “Legacy Environmental Liabilities”) and legacy tort liabilities (the “Legacy Tort Liabilities” and collectively, with the Legacy Environmental Liabilities, the “KM Legacy Liabilities”). The Plan ensured that the Debtors emerged from Chapter 11 free of the significant KM Legacy Liabilities and were sufficiently capitalized. A final settlement was reached in November 2010 with respect to the Legacy Environmental Liabilities (the “Environmental Settlement”) and the Legacy Tort Liabilities (the “Tort Settlement” and, together with the Environmental Settlement, the “Settlement”). In exchange, claimants provided the Debtors and the reorganized Tronox Incorporated with discharges and/or covenants not to sue subsequent to the Effective Date with respect to the Debtors’ liability for the Legacy Environmental Liabilities. The Settlement established certain environmental response and tort claims trusts that are now responsible for the KM Legacy Liabilities in exchange for cash, certain non-monetary assets, and the rights to the proceeds of certain ongoing litigation and insurance and other third party reimbursement agreements. The Plan also provided for the creation and funding of a torts claim trust (the “Tort Claims Trust”), which was the sole source of distributions to holders of Legacy Tort Liabilities claims, who were paid in accordance with the terms of such trust’s governing documentation. As a result of the settlement of the Debtors’ pre-petition debt and termination of the rights and interests of pre-bankruptcy equity, the Plan enabled Tronox Incorporated to reorganize around its existing operating locations, including: (a) its headquarters and technical facility at Oklahoma City, Oklahoma; (b) the TiO2 facilities at Hamilton, Mississippi and Botlek, the Netherlands; (c) the electrolytic chemical businesses at Hamilton, Mississippi and Henderson, Nevada (except that the real property and buildings associated with the Henderson business were transferred to an environmental response trust and reorganized Tronox Incorporated is not responsible for environmental remediation related to historic contamination at such site); and (d) its interest in the Tiwest Joint Venture in Australia.

As part of the Debtor’s emergence from the Chapter 11 proceedings, Tronox Incorporated relied on a combination of debt financing and money from new equity issued to certain existing creditors. Specifically, such funding included: (i) total funded exit financing of no more than $470 million; (ii) the proceeds of a $185 million rights offering (the “Rights Offering”) open to substantially all unsecured creditors and backstopped by certain groups; (iii) settlement of government claims related to the Legacy Environmental Liabilities through the creation of certain environmental response trusts and a litigation trust; (iv) settlement of claims related to the Legacy Tort Liabilities through the establishment of a torts claim trust; (v) issuance of shares whereby holders of the allowed general unsecured claims received their pro rata share of 50.9% of the Tronox Incorporated shares on the Effective Date, and the opportunity to participate in the Rights Offering for an aggregate of 49.1% of the Tronox Incorporated shares, also issued on the Effective Date; and (vi) issuance of warrants, on the Effective Date, to the holders of equity in the Predecessor to purchase their pro rata share of a combined total of 7.5% of the Tronox Incorporated shares, after and including the issuance of any Tronox Incorporated shares upon exercise of such warrants.

The Company applied fresh-start accounting pursuant to ASC 852 as of January 31, 2011. ASC 852 provides for, among other things, a determination of the value to be assigned to the assets of the reorganized Company. In applying fresh-start accounting on January 31, 2011, Tronox Incorporated recorded assets and liabilities at estimated fair value, except for deferred income taxes and certain liabilities associated with employee benefits, which were recorded in accordance with ASC 852 and ASC 740, respectively. Additionally, Tronox Incorporated recorded gains relating to executing the plan of reorganization, gains related to revaluation of assets and “resetting” retained earnings and accumulated other comprehensive income to zero.

Reorganization Income (Expense)

For the one month ended January 31, 2011 and the year ended December 31, 2010, the Company recognized $613 million of reorganization income and $145 million of reorganization expense, respectively, which were classified as “Reorganization income (expense)” on the Consolidated Statements of Operations. Upon emergence from bankruptcy, the Company no longer reports reorganization income (expense). Any residual costs are included in “Selling, general and administrative expenses” on the Consolidated Statements of Operations.